SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2015
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 467,967	$ -	$ -	$ 467,967
Certificates of deposit - Short term investments	-	2,400,000	-	2,400,000
Total financial assets	$ 467,967	$ 2,400,000	$ -	$ 2,867,967

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 155,964	$ -	$ -	$ 155,964
Certificates of deposit - Short term investments	-	2,500,000	-	2,500,000
Total financial assets	$ 155,964	$ 2,500,000	$ -	$ 2,655,964

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	$3,688,187	$3,688,187

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	$3,236,281	$3,236,281

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For the two years ended October 31, 2015
Patent acquisition obligation:
Balance October 31, 2013	$-
Initial fair value	2,850,511
Accretion of interest on patent obligation	385,770
Balance October 31, 2014	3,236,281
Accretion of interest on patent obligation	451,906
Balance October 31, 2015	$3,688,187

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	For the Year Ended October 31,
	2015	2014
Weighted average fair value at grant date	$3.09	$5.75
Valuation assumptions:
Expected life ( years)	5.75	5.80
Expected volatility	117.8%	115.3%
Risk-free interest rate	2.01%	1.82%
Expected dividend yield	0	0